Basis of preparation and going concern uncertainty - New accounting standards and interpretations (Details) - CAD ($)	Feb. 28, 2025	Aug. 31, 2024
New accounting standards and interpretations
Current portion of derivative liabilities		$ 1,964,774
Long-term portion of derivative liabilities	$ 1,803,367	215,615
Balance prior to adoption
New accounting standards and interpretations
Long-term portion of derivative liabilities	$ 1,803,367	2,180,389
Changes
New accounting standards and interpretations
Current portion of derivative liabilities		1,964,774
Long-term portion of derivative liabilities		$ (1,964,774)